SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Effect on Condensed Consolidated Balance Sheet, Statement of Operations, and Cash Flow Statement
The effects of the adoption of ASC 606 has resulted in the following changes to our Consolidated Balance Sheets, Consolidated Statements of Operations and Consolidated Statement of Cash Flows for the twelve-months period ended December 31, 2018:

Effect on the Consolidated Balance sheets
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
ASSETS
Total Current Assets	112,945	6,991	119,936
Voyages in Progress	15,075	8,111	23,186
Prepaid Expenses	3,830	(1,120)	2,710
Total Non-Current Assets	958,166	0	958,166
TOTAL ASSETS	1,071,111	6,991	1,078,102
EQUITY AND LIABILITIES
Total Shareholders’ Equity	602,031	6,265	608,296
Total Current Liabilities	36,290	726	37,016
Accrued Voyage Expenses	5,063	726	5,789
Total Non-Current Liabilities	432,790	0	432,790
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,071,111	6,991	1,078,102

Effect on the Consolidated Statements of Operations
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
Voyage Revenues	289,016	2,819	291,835
Voyage Expenses	(165,012)	(627)	(165,639)
Net Operating Loss	(38,616)	2,193	(36,423)
Net Loss *	(95,306)	2,193	(93,113)
Total Comprehensive Loss	(95,438)	2,193	(93,245)

* Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers

Effect on the Consolidated Statement of Cash Flows
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
Net Loss	(95,306)	2,193	(93,113)
Voyages in Progress	(5,059)	(2,819)	(7,879)
Prepaid Expenses and Other Current Assets	1,837	503	2,340
Accounts Payable and Accrued Liabilities	(7,112)	124	(6,988)
Net Cash (Used In)/Provided by Operating Activities	(16,103)	-	(16,103)